Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2021
INCOME AND MINING TAXES
Schedule of the composition of income tax expense	The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
CURRENT INCOME AND MINING TAX EXPENSE
Canada	3.6	1.8
Foreign	0.2	0.5
Adjustments in respect of prior year	(0.2)	—
	3.6	2.3
DEFERRED INCOME AND MINING TAX EXPENSE
Canada	14.0	1.8
Adjustments in respect of prior year	2.1	0.2
	16.1	2.0
Total income tax expense	19.7	4.3

Schedule of reconciliation of Income tax recovery	The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
Earnings (loss) before taxes	160.3	(75.0)
Canadian federal and provincial income tax rates	25.8%	25.8%
Income tax expense (recovery) based on above rates	41.4	(19.4)
INCREASE (DECREASE) DUE TO
Permanent differences	(19.9)	(1.0)
Different statutory tax rates on earnings of foreign subsidiaries	(0.3)	0.2
Foreign exchange on non-monetary assets and liabilities	(0.5)	—
Other foreign exchange differences	(32.8)	(5.8)
Prior years’ adjustments relating to tax provision and tax returns	1.9	0.2
Canadian mining tax	16.7	15.8
Change in unrecognized deferred tax assets	12.0	17.4
BC Mining exploration tax credits received	—	(3.1)
Other	1.2	0.2
Income tax expense	19.7	4.3

Schedule of deferred tax assets and liabilities
The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
DEFERRED TAX ASSETS
Capital losses	7.0	19.3
Property, plant and equipment and Mining interests	52.9	44.6
Tax credits	66.5	51.3
Ontario Mining Tax	53.2	58.5
Other	148.8	146.0
	328.4	319.7
DEFERRED TAX LIABILITIES
British Columbia Mining Tax	(69.6)	(53.5)
	(69.6)	(53.5)
Unrecognized deferred tax asset	328.4	319.7
Deferred income tax liabilities, net	(69.6)	(53.5)

Schedule of the movement in the net deferred tax liabilities
The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(53.5)	(48.3)
Recognized in net earnings/loss	(16.1)	(5.2)
Total movement in the net deferred tax liabilities	(69.6)	(53.5)